Segmented Information - Summary of The Company's Chief Operating Decision Makers (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Total non-current assets	$ 36,741,963	$ 6,566,361	$ 702,909
Revenues for the year ended	12,258,783	4,636,838	999,797
CANADA
Disclosure of geographical areas [line items]
Total non-current assets	32,563,769	3,407,364	702,909
Revenues for the year ended	6,352,640	4,003,507	$ 999,797
UNITED STATES
Disclosure of geographical areas [line items]
Total non-current assets	4,178,194	3,158,997
Revenues for the year ended	5,900,475	$ 633,331
UNITED KINGDOM
Disclosure of geographical areas [line items]
Revenues for the year ended	$ 5,668